The Gabelli Small Cap Growth Fund
Schedule of Investments — June 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 98 .9%
Aerospace — 0 .8%
283,500 Aerojet Rocketdyne Holdings Inc. ............... $ 13,690,215
30,000 Allied Motion Technologies Inc. .................. 1,035,900
40,000 Innovative Solutions and Support Inc. ........ 250,800
14,976,915
Agriculture — 0.0%
12,000 Cadiz Inc. † ................................................ 163,200
24,000 Limoneira Co. ............................................ 421,200
584,400
Automotive — 0 .2%
1,200 PACCAR Inc. ............................................. 107,100
80,500 The Shyft Group Inc. ................................. 3,011,505
3,118,605
Automotive: Parts and Accessories — 4 .1%
148,000 BorgWarner Inc. ........................................ 7,183,920
848,044 Brembo SpA .............................................. 10,739,468
88,022 China Automotive Systems Inc. † ................ 433,948
1,110,000 Dana Inc. .................................................. 26,373,600
385,000 Modine Manufacturing Co. † ....................... 6,387,150
18,000 Monro Inc. ................................................ 1,143,180
4,300 O'Reilly Automotive Inc. † .......................... 2,434,703
45,000 Puradyn Filter Technologies Inc. † ............... 450
191,900 Standard Motor Products Inc. .................... 8,318,865
244,000 Strattec Security Corp. † (a) ........................ 10,848,240
285,000 Tenneco Inc. , Cl. A † ................................... 5,506,200
19,200 Thor Industries Inc. ................................... 2,169,600
20,000 Uni-Select Inc. † ......................................... 264,763
81,804,087
Aviation: Parts and Services — 2 .5%
20,000 AAR Corp. † ............................................... 775,000
9,500 Astronics Corp. † ....................................... 166,345
22,700 Astronics Corp. , Cl. B † .............................. 370,010
46,000 Ducommun Inc. † ...................................... 2,509,760
674,000 Kaman Corp. ............................................. 33,969,600
89,000 Moog Inc. , Cl. A ........................................ 7,481,340
16,500 Moog Inc. , Cl. B ........................................ 1,417,845
29,000 Woodward Inc. .......................................... 3,563,520
50,253,420
Broadcasting — 2 .1%
123,000 Beasley Broadcast Group Inc. , Cl. A † ......... 355,470
10,000 Cogeco Communications Inc. .................... 977,815
23,300 Cogeco Inc. ............................................... 1,807,085
185,000 Corus Entertainment Inc. , Cl. B .................. 949,177
40,000 Fox Corp. , Cl. A ......................................... 1,485,200
25,000 Gray Television Inc. ................................... 585,000
72,350 Gray Television Inc. , Cl. A .......................... 1,540,331
260,000 ITV plc † .................................................... 451,551
13,000 Liberty Broadband Corp. , Cl. A † ................. 2,186,210
11,000 Liberty Broadband Corp. , Cl. C † ................. 1,910,260
Shares
Market
Value
20,000 Liberty Media Corp.- Liberty Formula One ,
Cl. A † .................................................... $ 852,600
27,000 Liberty Media Corp.- Liberty Formula One ,
Cl. C † .................................................... 1,301,670
64,000 Liberty Media Corp.- Liberty SiriusXM ,
Cl. A † .................................................... 2,981,120
34,452 Liberty Media Corp.- Liberty SiriusXM ,
Cl. C † .................................................... 1,598,228
33,000 Madison Square Garden Entertainment
Corp. † ................................................... 2,771,010
345,000 MSG Networks Inc. , Cl. A † ......................... 5,030,100
22,900 Nexstar Media Group Inc. , Cl. A ................. 3,386,452
105,000 Salem Media Group Inc. † .......................... 267,750
255,000 Sinclair Broadcast Group Inc. , Cl. A ............ 8,471,100
480,000 Sirius XM Holdings Inc. ............................. 3,139,200
42,047,329
Building and Construction — 6 .6%
79,000 Arcosa Inc. ................................................ 4,640,460
95,000 D.R. Horton Inc. ........................................ 8,585,150
28,000 Gibraltar Industries Inc. † ........................... 2,136,680
343,000 Herc Holdings Inc. † ................................... 38,440,010
128,000 KB Home .................................................. 5,212,160
2,500 Legacy Housing Corp. † ............................. 42,275
385,000 Lennar Corp. , Cl. B .................................... 31,358,250
107,000 MDC Holdings Inc. .................................... 5,414,200
18,000 Meritage Homes Corp. † ............................. 1,693,440
2,700 NVR Inc. † ................................................. 13,427,910
144,000 PulteGroup Inc. ......................................... 7,858,080
64,000 Titan Machinery Inc. † ................................ 1,980,160
158,000 Toll Brothers Inc. ....................................... 9,133,980
129,922,755
Business Services — 3 .2%
13,000 ACCO Brands Corp. ................................... 112,190
570,000 Clear Channel Outdoor Holdings Inc. † ........ 1,504,800
390,000 Diebold Nixdorf Inc. † ................................. 5,007,600
60,000 Element Solutions Inc. ............................... 1,402,800
70,000 GP Strategies Corp. † ................................. 1,100,400
13,000 GSE Systems Inc. † .................................... 23,270
196,000 IAA Inc. † ................................................... 10,689,840
49,000 Live Nation Entertainment Inc. † ................. 4,291,910
40,000 Loomis AB ................................................ 1,251,212
166,000 Macquarie Infrastructure Corp. .................. 6,352,820
16,000 McGrath RentCorp .................................... 1,305,120
20,000 Sealed Air Corp. ........................................ 1,185,000
69,000 Sohgo Security Services Co. Ltd. ............... 3,142,716
8,000 Stamps.com Inc. † ..................................... 1,602,320
92,000 Team Inc. † ................................................ 616,400
344,000 The Interpublic Group of Companies Inc. ... 11,176,560
25,000 TransAct Technologies Inc. † ...................... 343,250
1,620,000 Trans-Lux Corp. † (a) .................................. 602,478

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — June 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Business Services (Continued)
35,700 United Rentals Inc. † .................................. $ 11,388,657
63,099,343
Cable — 0 .7%
52,500 AMC Networks Inc. , Cl. A † ......................... 3,507,000
39,000 DISH Network Corp. , Cl. A † ....................... 1,630,200
30,000 EchoStar Corp. , Cl. A † ............................... 728,700
121,000 Liberty Global plc , Cl. A † ........................... 3,286,360
140,000 Liberty Global plc , Cl. C † ........................... 3,785,600
85,000 WideOpenWest Inc. † ................................. 1,760,350
14,698,210
Communications Equipment — 0 .1%
242,000 Communications Systems Inc. ................... 1,737,560
Computer Software and Services — 2 .0%
74,000 Activision Blizzard Inc. ............................... 7,062,560
385,000 Alithya Group Inc. , Cl. A † ........................... 1,081,850
157,000 GTY Technology Holdings Inc. † ................. 1,116,270
12,000 MKS Instruments Inc. ................................ 2,135,400
37,000 Rockwell Automation Inc. .......................... 10,582,740
38,000 Tyler Technologies Inc. † ............................ 17,190,060
39,168,880
Consumer Products — 2 .2%
35,000 1-800-Flowers.com Inc. , Cl. A † .................. 1,115,450
69,000 Brunswick Corp. ........................................ 6,873,780
32,000 Chofu Seisakusho Co. Ltd. ......................... 576,084
40,500 Church & Dwight Co. Inc. .......................... 3,451,410
17,000 Energizer Holdings Inc. .............................. 730,660
5,000 Ginko International Co. Ltd. ....................... 47,734
2,000 Harley-Davidson Inc. ................................. 91,640
50,000 Hunter Douglas NV † .................................. 5,454,450
2,500 Kobayashi Pharmaceutical Co. Ltd. ............ 213,556
3,800 LCI Industries ........................................... 499,396
220,000 Marine Products Corp. ............................... 3,396,800
3,000 National Presto Industries Inc. ................... 304,950
190,000 Sally Beauty Holdings Inc. † ....................... 4,193,300
215,000 Samick Musical Instruments Co. Ltd. ......... 379,923
3,700 Shimano Inc. ............................................. 877,582
13,500 Steven Madden Ltd. ................................... 590,760
1,000,000 Swedish Match AB .................................... 8,527,594
10,000 The Scotts Miracle-Gro Co. ........................ 1,919,200
9,500 WD-40 Co. ................................................ 2,434,755
85,000 Wolverine World Wide Inc. ........................ 2,859,400
44,538,424
Consumer Services — 1 .0%
53,000 Bowlin Travel Centers Inc. † ........................ 170,925
3,000 H&E Equipment Services Inc. .................... 99,810
5,000 IAC/InterActiveCorp. † ................................ 770,850
260,000 KAR Auction Services Inc. † ....................... 4,563,000
Shares
Market
Value
400,000 Rollins Inc. ................................................ $ 13,680,000
19,284,585
Diversified Industrial — 10 .9%
10,300 Acuity Brands Inc. ..................................... 1,926,409
57,000 Albany International Corp. , Cl. A ................. 5,087,820
240,000 Ampco-Pittsburgh Corp. † .......................... 1,456,800
65,000 Burnham Holdings Inc. , Cl. A ..................... 898,300
359,000 Crane Co. .................................................. 33,160,830
108,000 EnPro Industries Inc. ................................. 10,492,200
114,000 Greif Inc. , Cl. A .......................................... 6,902,700
96,362 Greif Inc. , Cl. B .......................................... 5,685,358
1,355,000 Griffon Corp. ............................................. 34,728,650
5,000 JSP Corp. ................................................. 71,785
79,000 Kimball International Inc. , Cl. B .................. 1,038,850
75,000 L.B. Foster Co. , Cl. A † ................................ 1,398,000
50,000 Lawson Products Inc. † .............................. 2,675,500
48,500 Lincoln Electric Holdings Inc. ..................... 6,387,935
39,500 Lindsay Corp. ............................................ 6,528,560
22,500 Lydall Inc. † ............................................... 1,361,700
30,000 Matthews International Corp. , Cl. A ............ 1,078,800
920,000 Myers Industries Inc. ................................. 19,320,000
72,000 Oil-Dri Corp. of America ............................. 2,460,960
13,000 Olin Corp. ................................................. 601,380
300,000 Park-Ohio Holdings Corp. .......................... 9,642,000
12,500 Pentair plc ................................................. 843,625
94,000 Raven Industries Inc. ................................. 5,437,900
15,600 Roper Technologies Inc. ............................ 7,335,120
61,000 Sonoco Products Co. ................................. 4,080,900
53,000 Standex International Corp. ........................ 5,030,230
110,000 Steel Connect Inc. † ................................... 220,000
80,029 Steel Partners Holdings LP † ...................... 2,330,445
13,000 T. Hasegawa Co. Ltd. ................................. 287,862
7,000 Terex Corp. ............................................... 333,340
341,500 Textron Inc. ............................................... 23,484,955
400,000 Tredegar Corp. .......................................... 5,508,000
228,000 Trinity Industries Inc. ................................. 6,130,920
48,000 Ultra Electronics Holdings plc .................... 1,520,523
215,448,357
Electronics — 2 .1%
138,500 Badger Meter Inc. ...................................... 13,589,620
213,800 Bel Fuse Inc. , Cl. A (a) ................................ 3,061,616
472,000 CTS Corp. ................................................. 17,539,520
30,000 Daktronics Inc. † ........................................ 197,700
115,000 Gentex Corp. ............................................. 3,805,350
20,000 IMAX Corp. † ............................................. 430,000
30,000 Renesas Electronics Corp. † ....................... 324,317
65,000 Stoneridge Inc. † ........................................ 1,917,500
40,865,623
Energy and Utilities — 2 .3%
19,000 Avangrid Inc. ............................................. 977,170
18,500 Callon Petroleum Co. † ............................... 1,067,265

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — June 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities (Continued)
15,000 Chesapeake Utilities Corp. ......................... $ 1,804,950
35,500 CMS Energy Corp. ..................................... 2,097,340
11,000 Consolidated Water Co. Ltd. ....................... 129,030
100,000 Covanta Holding Corp. ............................... 1,761,000
45,500 Diamondback Energy Inc. .......................... 4,271,995
32,700 Dril-Quip Inc. † ........................................... 1,106,241
74,000 Energy Recovery Inc. † ............................... 1,685,720
24,000 Landis+Gyr Group AG ................................ 1,675,655
25,000 Marathon Petroleum Corp. ......................... 1,510,500
31,000 Middlesex Water Co. .................................. 2,533,630
11,000 Northwest Natural Holding Co. ................... 577,720
21,500 NorthWestern Corp. ................................... 1,294,730
13,500 Otter Tail Corp. .......................................... 658,935
5,500 PNM Resources Inc. .................................. 268,235
1,850,000 RPC Inc. † ................................................. 9,157,500
20,000 Siemens Gamesa Renewable Energy SA † ... 667,815
89,000 SJW Group ............................................... 5,633,700
32,500 Southwest Gas Holdings Inc. ..................... 2,151,175
9,000 Spire Inc. .................................................. 650,430
34,000 The York Water Co. .................................... 1,540,200
55,000 Vestas Wind Systems A/S .......................... 2,146,940
45,367,876
Entertainment — 1 .3%
43,000 Discovery Inc. , Cl. A † ................................ 1,319,240
70,000 Discovery Inc. , Cl. C † ................................ 2,028,600
76,500 Inspired Entertainment Inc. † ...................... 975,375
100,000 Liberty Media Corp.- Liberty Braves , Cl. A † 2,822,000
197,000 Liberty Media Corp.- Liberty Braves , Cl. C † 5,470,690
34,000 Madison Square Garden Sports Corp. † ...... 5,867,380
49,000 Manchester United plc , Cl. A ...................... 744,310
10,000 Take-Two Interactive Software Inc. † ........... 1,770,200
4,000 The Walt Disney Co. † ................................ 703,080
36,000 Universal Entertainment Corp. † .................. 798,452
60,000 World Wrestling Entertainment Inc. , Cl. A ... 3,473,400
25,972,727
Environmental Services — 0 .4%
25,000 Primo Water Corp. ..................................... 418,250
73,000 Republic Services Inc. ............................... 8,030,730
8,448,980
Equipment and Supplies — 15 .3%
25,500 A.O. Smith Corp. ....................................... 1,837,530
411,500 AMETEK Inc. ............................................. 54,935,250
52,000 AZZ Inc. .................................................... 2,692,560
14,500 Chart Industries Inc. † ................................ 2,121,640
144,000 CIRCOR International Inc. † ........................ 4,694,400
325,000 Core Molding Technologies Inc. † ............... 5,014,750
138,000 Crown Holdings Inc. .................................. 14,104,980
2,025 Danaher Corp. ........................................... 543,429
100,000 Donaldson Co. Inc. .................................... 6,353,000
Shares
Market
Value
55,000 Entegris Inc. .............................................. $ 6,763,350
235,000 Federal Signal Corp. .................................. 9,454,050
241,000 Flowserve Corp. ........................................ 9,717,120
170,000 Franklin Electric Co. Inc. ............................ 13,705,400
460,000 Graco Inc. ................................................. 34,822,000
35,000 IDEX Corp. ................................................ 7,701,750
155,000 Interpump Group SpA ............................... 9,178,535
8,000 Littelfuse Inc. ............................................ 2,038,320
110,000 Maezawa Kyuso Industries Co. Ltd. ............ 1,019,848
60,000 Minerals Technologies Inc. ........................ 4,720,200
6,000 MSA Safety Inc. ........................................ 993,480
683,500 Mueller Industries Inc. ............................... 29,602,385
357,000 Mueller Water Products Inc. , Cl. A .............. 5,147,940
3,600 Teleflex Inc. ............................................... 1,446,444
172,200 Tennant Co. ............................................... 13,750,170
768,000 The Gorman-Rupp Co. ............................... 26,449,920
98,000 The Greenbrier Companies Inc. .................. 4,270,840
110,003 The L.S. Starrett Co. , Cl. A † ....................... 1,027,428
30,000 The Manitowoc Co. Inc. † ........................... 735,000
61,000 The Middleby Corp. † ................................. 10,568,860
35,000 The Timken Co. ......................................... 2,820,650
30,000 The Toro Co. ............................................. 3,296,400
7,000 Valmont Industries Inc. .............................. 1,652,350
4,500 Vicor Corp. † .............................................. 475,830
7,875 Watsco Inc. , Cl. B ...................................... 2,282,923
53,000 Watts Water Technologies Inc. , Cl. A .......... 7,733,230
303,671,962
Financial Services — 4 .6%
5,000 Alleghany Corp. † ....................................... 3,335,350
8,240 Ameris Bancorp ........................................ 417,191
25,000 Argo Group International Holdings Ltd. ...... 1,295,750
12,000 Capitol Federal Financial Inc. ...................... 141,360
21,800 Crazy Woman Creek Bancorp Inc. .............. 506,741
325,000 Energy Transfer LP .................................... 3,454,750
130 Farmers & Merchants Bank of Long Beach . 1,066,000
329,950 Flushing Financial Corp. ............................. 7,070,829
66,000 FNB Corp. ................................................. 813,780
220,000 GAM Holding AG † ..................................... 477,925
278,000 Hope Bancorp Inc. ..................................... 3,942,040
410,000 Huntington Bancshares Inc. ....................... 5,850,700
715,000 KKR & Co. Inc. .......................................... 42,356,600
80,000 Medallion Financial Corp. † ......................... 708,800
55,000 Pzena Investment Management Inc. , Cl. A .. 605,550
44,000 Sandy Spring Bancorp Inc. ........................ 1,941,720
13,500 Sculptor Capital Management Inc. .............. 331,965
800 South State Corp. ...................................... 65,408
9,000 State Auto Financial Corp. .......................... 154,080
372,000 Sterling Bancorp ....................................... 9,221,880
45,000 Synovus Financial Corp. ............................ 1,974,600
16,000 TFS Financial Corp. .................................... 324,800
15,000 Thomasville Bancshares Inc. ...................... 1,020,000
230,000 Valley National Bancorp ............................. 3,088,900

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — June 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
35,500 Value Line Inc. .......................................... $ 1,100,500
10,000 Waterloo Investment Holdings Ltd. † (b) ...... 3,000
133,000 Wright Investors' Service Holdings Inc. † .... 32,718
91,302,937
Food and Beverage — 6 .3%
425,000 Arca Continental SAB de CV ....................... 2,459,516
80,000 Brown-Forman Corp. , Cl. A ........................ 5,640,000
40,000 Bull-Dog Sauce Co. Ltd. ............................. 829,920
900,000 China Tontine Wines Group Ltd. † ............... 11,244
196,000 Chr. Hansen Holding A/S ............................ 17,689,615
283,000 Crimson Wine Group Ltd. † ........................ 2,586,620
220,000 Denny's Corp. † ......................................... 3,627,800
500,000 Dynasty Fine Wines Group Ltd. † ................ 33,487
70,000 Farmer Brothers Co. † ................................ 888,300
415,000 Flowers Foods Inc. .................................... 10,043,000
115,000 ITO EN Ltd. ............................................... 6,821,639
46,000 Iwatsuka Confectionery Co. Ltd. ................. 1,639,678
23,000 J & J Snack Foods Corp. ........................... 4,011,430
115,000 Kameda Seika Co. Ltd. ............................... 4,585,715
260,000 Kikkoman Corp. ......................................... 17,154,687
700,000 Maple Leaf Foods Inc. ............................... 14,529,687
6,000 MEIJI Holdings Co. Ltd. ............................. 359,152
17,000 MGP Ingredients Inc. ................................. 1,149,880
66,000 Morinaga Milk Industry Co. Ltd. ................. 3,439,759
45,000 Nissin Foods Holdings Co. Ltd. .................. 3,240,470
15,000 Post Holdings Inc. † ................................... 1,627,050
75,000 Rock Field Co. Ltd. .................................... 996,445
1,800 The Boston Beer Co. Inc. , Cl. A † ................ 1,837,440
57,200 The J.M. Smucker Co. ............................... 7,411,404
625,000 Tingyi (Cayman Islands) Holding Corp. ...... 1,247,698
36,051 Tootsie Roll Industries Inc. ........................ 1,222,489
390,000 Vina Concha y Toro SA .............................. 687,501
950,000 Vitasoy International Holdings Ltd. ............. 3,529,938
20,000 Willamette Valley Vineyards Inc. † ............... 273,600
100,000 Yakult Honsha Co. Ltd. .............................. 5,661,821
125,236,985
Health Care — 5 .8%
1,600 Align Technology Inc. † .............................. 977,600
6,700 Bio-Rad Laboratories Inc. , Cl. A † ............... 4,316,743
14,000 Bruker Corp. ............................................. 1,063,720
1,000 Chemed Corp. ........................................... 474,500
22,000 CONMED Corp. ......................................... 3,023,460
32,000 Covetrus Inc. † ........................................... 864,000
420,000 Cutera Inc. † .............................................. 20,592,600
12,500 Dexcom Inc. † ............................................ 5,337,500
13,000 Evolent Health Inc. , Cl. A † .......................... 274,560
165,500 Globus Medical Inc. , Cl. A † ........................ 12,831,215
72,000 Henry Schein Inc. † .................................... 5,341,680
28,500 ICU Medical Inc. † ...................................... 5,865,300
36,000 Masimo Corp. † ......................................... 8,728,200
Shares
Market
Value
80,000 Meridian Bioscience Inc. † .......................... $ 1,774,400
48,000 Neogen Corp. † .......................................... 2,209,920
103,500 NuVasive Inc. † .......................................... 7,015,230
216,000 OPKO Health Inc. † ..................................... 874,800
129,000 Orthofix Medical Inc. † ............................... 5,174,190
19,000 Patterson Cos. Inc. .................................... 577,410
79,000 Quidel Corp. † ............................................ 10,121,480
24,000 Seikagaku Corp. ........................................ 233,530
31,000 STERIS plc ................................................ 6,395,300
1,900 Straumann Holding AG .............................. 3,028,911
3,000 Stryker Corp. ............................................. 779,190
80,000 Surgalign Holdings Inc. † ........................... 111,200
30,000 SurModics Inc. † ........................................ 1,627,500
27,700 Teladoc Health Inc. † .................................. 4,606,233
100 The Cooper Companies Inc. ....................... 39,627
38,000 United-Guardian Inc. ................................. 569,620
114,829,619
Home Furnishings — 0 .4%
171,500 Bassett Furniture Industries Inc. ................ 4,176,025
5,000 Ethan Allen Interiors Inc. ........................... 138,000
70,000 La-Z-Boy Inc. ............................................ 2,592,800
6,906,825
Hotels and Gaming — 4 .4%
140,000 Boyd Gaming Corp. † ................................. 8,608,600
191,040 Canterbury Park Holding Corp. † ................. 2,861,779
118,000 Churchill Downs Inc. ................................. 23,394,680
120,000 Formosa International Hotels Corp. ............ 628,802
554,000 Full House Resorts Inc. † ............................ 5,506,760
48,508 Gaming and Leisure Properties Inc. , REIT .. 2,247,376
800,000 Genting Singapore Ltd. .............................. 496,765
160,000 Golden Entertainment Inc. † ........................ 7,168,000
2,750,000 Mandarin Oriental International Ltd. † ......... 5,500,000
3,500 Penn National Gaming Inc. † ....................... 267,715
307,500 Ryman Hospitality Properties Inc. , REIT † ... 24,280,200
2,600,000 The Hongkong & Shanghai Hotels Ltd. † ..... 2,735,855
127,000 The Marcus Corp. † .................................... 2,693,670
13,500 Wynn Resorts Ltd. † ................................... 1,651,050
88,041,252
Machinery — 2 .9%
342,000 Astec Industries Inc. .................................. 21,525,480
1,427,000 CNH Industrial NV ..................................... 23,859,440
90,000 Kennametal Inc. ........................................ 3,232,800
5,300 Nordson Corp. .......................................... 1,163,403
160,000 The Eastern Co. ......................................... 4,852,800
100,000 Twin Disc Inc. † .......................................... 1,423,000
100,000 Welbilt Inc. † .............................................. 2,315,000
58,371,923
Manufactured Housing and Recreational Vehicles — 1 .3%
71,000 Cavco Industries Inc. † ............................... 15,775,490
69,765 Nobility Homes Inc. ................................... 2,511,540
84,000 Skyline Champion Corp. † .......................... 4,477,200

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — June 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Manufactured Housing and Recreational Vehicles
(Continued)
53,000 Winnebago Industries Inc. ......................... $ 3,601,880
26,366,110
Metals and Mining — 0 .1%
45,000 Ivanhoe Mines Ltd. , Cl. A † ......................... 324,903
95,000 Kinross Gold Corp. .................................... 603,250
2,000 Turquoise Hill Resources Ltd. † .................. 33,740
961,893
Publishing — 1 .0%
2,500 Graham Holdings Co. , Cl. B ........................ 1,584,750
5,000 John Wiley & Sons Inc. , Cl. B .................... 299,550
18,500 Meredith Corp. † ........................................ 803,640
34,000 News Corp. , Cl. A ...................................... 876,180
775,000 The E.W. Scripps Co. , Cl. A ........................ 15,802,250
19,366,370
Real Estate — 2 .7%
78,500 Capital Properties Inc. , Cl. A ...................... 1,091,150
6,967 Gyrodyne LLC † ......................................... 93,358
263,306 Indus Realty Trust Inc. , REIT ...................... 17,286,039
18,300 Lamar Advertising Co. , Cl. A, REIT ............. 1,910,886
90,000 Morguard Corp. ......................................... 10,248,064
230 Reading International Inc. , Cl. A † ............... 1,603
3,500 Reading International Inc. , Cl. B † ............... 82,180
12,500 Seritage Growth Properties , Cl. A, REIT † .... 230,000
130,000 Tejon Ranch Co. † ...................................... 1,977,300
440,000 The St. Joe Co. .......................................... 19,628,400
95,000 Trinity Place Holdings Inc. † ....................... 200,450
52,749,430
Retail — 5 .0%
129,000 AutoNation Inc. † ....................................... 12,230,490
9,000 Big 5 Sporting Goods Corp. ....................... 231,120
950 Biglari Holdings Inc. , Cl. A † ....................... 740,050
92,600 Copart Inc. † .............................................. 12,207,458
500 Hertz Global Holdings Inc. † ....................... 4,370
495,000 Ingles Markets Inc. , Cl. A ........................... 28,843,650
35,000 Lands' End Inc. † ....................................... 1,436,750
80,000 Movado Group Inc. .................................... 2,517,600
155,500 Nathan's Famous Inc. ................................ 11,090,260
72,000 Penske Automotive Group Inc. ................... 5,435,280
93,000 Pets at Home Group plc ............................. 586,630
348,000 Rush Enterprises Inc. , Cl. B ....................... 13,272,720
10,000 Salvatore Ferragamo SpA † ........................ 213,968
10,000 The Cheesecake Factory Inc. † .................... 541,800
42,000 Tractor Supply Co. ..................................... 7,814,520
60,000 Village Super Market Inc. , Cl. A .................. 1,410,600
100 Vroom Inc. † .............................................. 4,186
11,500 Weis Markets Inc. ...................................... 594,090
600 Winmark Corp. .......................................... 115,248
99,290,790
Shares
Market
Value
Specialty Chemicals — 3 .8%
3,500 Albemarle Corp. ........................................ $ 589,610
28,000 Ashland Global Holdings Inc. ..................... 2,450,000
1,630,000 Ferro Corp. † .............................................. 35,159,100
170,046 GCP Applied Technologies Inc. † ................. 3,955,270
272,000 H.B. Fuller Co. ........................................... 17,301,920
36,000 Hawkins Inc. ............................................. 1,179,000
58,000 Huntsman Corp. ........................................ 1,538,160
6,400 NewMarket Corp. ...................................... 2,060,672
9,200 Quaker Chemical Corp. .............................. 2,182,148
54,000 Sensient Technologies Corp. ...................... 4,674,240
2,500 Takasago International Corp. ...................... 60,759
91,200 The General Chemical Group Inc. † ............. 456
130,000 Valvoline Inc. ............................................ 4,219,800
75,371,135
Telecommunications — 0 .9%
68,000 Consolidated Communications Holdings
Inc. † ...................................................... 597,720
70,000 Gogo Inc. † ................................................ 796,600
162,000 HC2 Holdings Inc. † ................................... 644,760
6,000 IDT Corp. , Cl. B † ....................................... 221,760
65,000 Iridium Communications Inc. † ................... 2,599,350
50,000 Loral Space & Communications Inc. .......... 1,942,500
86,500 Nuvera Communications Inc. ..................... 2,032,750
84,000 Rogers Communications Inc. , Cl. B ............ 4,463,760
75,000 Shenandoah Telecommunications Co. ........ 3,638,250
710,000 VEON Ltd. , ADR † ...................................... 1,299,300
4,000 Verizon Communications Inc. .................... 224,120
18,460,870
Transportation — 1 .8%
384,000 GATX Corp. ............................................... 33,972,480
18,600 Irish Continental Group plc † ...................... 95,278
95,053 Navigator Holdings Ltd. † ........................... 1,040,830
35,108,588
Wireless Communications — 0 .1%
51,000 United States Cellular Corp. † ..................... 1,851,810
TOTAL COMMON STOCKS ......................... 1,959,226,575
CLOSED-END FUNDS — 0 .2%
55,000 The Central Europe, Russia, and Turkey
Fund Inc. ............................................... 1,543,300
32,729 The European Equity Fund Inc. ................... 372,456
119,537 The New Germany Fund Inc. ...................... 2,417,636
TOTAL CLOSED-END FUNDS ..................... 4,333,392
PREFERRED STOCKS — 0 .3%
Automotive: Parts and Accessories — 0 .3%
103,000 Jungheinrich AG ........................................ 5,034,291

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — June 30, 2021 (Unaudited)
Shares
Market
Value
RIGHTS — 0.0%
Entertainment — 0.0%
1,680,000 Media General Inc. , CVR † (b) ...................... $ 2
WARRANTS — 0.0%
Business Services — 0.0%
1 Internap Corp. , expire 05/08/24 † (b) ........... 652
Diversified Industrial — 0.0%
140,000 Ampco-Pittsburgh Corp. , expire 08/01/25 † 126,000
TOTAL WARRANTS ................................... 126,652
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 0.0%
$ 995,000 U.S. Treasury Bill,
0.030% †† , 07/08/21 .............................. 994,994
TOTAL MISCELLANEOUS INVESTMENTS
— 0 .6% (c) ............................................ 11,194,820
TOTAL INVESTMENTS — 100.0%
(Cost $ 549,309,316 ) .............................. $ 1,980,910,726
(a) Security considered an affiliated holding because the Fund owns at least
5% of its outstanding shares.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) Represents previously undisclosed, unrestricted securities which the
Fund has held for less than one year.
† Non-income producing security.
†† Represents annualized yield at date of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust